1933 Act File No. 2-72277
                                                   1940 Act File No. 811-3181

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ___X___

     Pre-Effective Amendment No.         ...........................

     Post-Effective Amendment No. __37_____......................... ___X___

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ___X___

     Amendment No. __28_____........................................ ___X___

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on AUGUST 31, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew J. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037






PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES



A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



AUGUST 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  13

Report of Independent Public Accountants  30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates,

* defaults or an increase in the risk of defaults on portfolio securities.

Other risk factors associated with an investment in the Fund include sector risk, liquidity risk and call risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with 1989. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 6.51%; 6.27%; 7.32%; 5.12%; 4.05%;
0.12%; 8.09%; 4.01%; 4.49%; and 4.84%.]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 0.55%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year General Obligation Index ("LB1YRGOI"), the Lehman Brothers 3 Year Government Obligation Index ("LB3YRGOI"), the Lehman Brothers 1 Year Municipal Index ("LB1YRMI"), and the Lehman Brothers 3 Year Municipal Index ("LB3YRMI"), broad-based market indexes. The Fund's Adviser has elected to change the benchmark indexes from LB1YRGOI and LB3YRGOI to LB1YRMI and LB3YRMI because they are more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD   FUND    LB1YRGOI   LB3YRGOI   LB1YRMI   LB3YRMI
1 Year            4.84%   4.77%      5.17%      4.74%     5.20%
5 Years           4.28%   4.48%      4.93%      4.47%     4.90%
10 Years          5.06%   4.52%      6.21%      NA 1      NA 1


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

1 The LB1YRMI and LB3YRMI began performance on July 1, 1993 and January 1, 1990, respectively.



What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                                None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) Expenses That are Deducted From
Fund Assets (as a percentage of average net assets)

Management Fee 1                                                                      0.40%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 2                                                            0.25%
Other Expenses                                                                        0.19%
Total Annual Fund
Operating Expenses                                                                    0.84%
Total Waivers of Fund
Expenses                                                                              0.37%
Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                              0.47%
1 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver)
was 0.28% for the fiscal year ended June 30, 1999. Shareholders must approve any change to the contractual waiver.
2 The shareholder services fee has been reduced. The shareholder services fee paid by the Fund's Institutional Shares (after the reduction) was 0.00% for the fiscal year ended June 30, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses (after waivers) as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year       $   48
3 Years      $   151
5 Years      $   263
10 Years     $   591




What are the Fund's Investment Strategies?



The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:



* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor;

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.



The following describes the types of tax exempt securities in which the fund invests.



GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.



CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.



The Fund attempts to manage credit risk by purchasing investment grade securities.



SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDs, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a pRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

JEFF A. KOZEMCHAK



Jeff A. Kozemchak has been the Fund's portfolio manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.



MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Arthur Andersen LLP whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 30.





YEAR ENDED JUNE 30                         1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $10.29       $10.26       $10.24       $10.28       $10.15

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.44         0.44         0.44         0.43         0.42
Net realized and unrealized gain (loss)
on investments                                (0.09)        0.03         0.02        (0.04)        0.13
TOTAL FROM INVESTMENT OPERATIONS               0.35         0.47         0.46         0.39         0.55
LESS DISTRIBUTIONS:

Distributions from net investment income      (0.44)       (0.44)       (0.44)       (0.43)       (0.42)
NET ASSET VALUE, END OF PERIOD               $10.20       $10.29       $10.26       $10.24       $10.28
TOTAL RETURN 1                                 3.39%        4.68%        4.59%        3.82%        5.52%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.84%        0.47%        0.46%        0.47%        0.46%
Net investment income                          3.84%        4.28%        4.30%        4.14%        4.09%
Expenses (after waivers) 2                     0.47%        0.47%        0.46%        0.47%        0.46%
Net investment income (after waivers) 2        4.21%        4.28%        4.30%        4.14%        4.09%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $202,226     $184,903     $210,169     $189,467     $217,713
Portfolio turnover                               19%          33%          50%          20%          33%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



JUNE 30, 1999



PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-95.3% 2

                   ALABAMA-0.9%

  $  1,000,000     Alabama State Docks
                   Department, Docks
                   Facilities Refunding
                   Revenue Bonds, 5.25% (MBIA
                   INS), 10/1/2000                   AAA     $   1,019,350
     1,000,000     Alabama State Docks
                   Department, Docks
                   Facilities Refunding
                   Revenue Bonds, 5.25% (MBIA

                   INS), 10/1/2001                   AAA         1,023,900
                   TOTAL                                         2,043,250

                   ALASKA-0.9%

     2,000,000     Anchorage, AK, Hospital
                   Refunding Revenue Bonds,
                   6.50% (Sisters of
                   Providence)/(Original
                   Issue Yield: 6.75%),

                   10/1/1999                         AA-         2,015,400
                   ARKANSAS-0.8%

     1,645,000     Arkansas Development
                   Finance Authority, Single
                   Family Mortgage Revenue
                   Bonds (Series 1997A-R),

                   6.50% (MBIA INS), 2/1/2011        AAA         1,717,841

                   CALIFORNIA-9.3%

     1,000,000     ABAG Finance Authority for
                   Non-Profit Corporations,
                   Refunding Revenue
                   Certificates of
                   Participation, 4.625%
                   (Episcopal Homes
                   Foundation)/(Original
                   Issue Yield: 4.70%),
                   7/1/2004                           A-         1,000,000

     2,620,000     ABAG Finance Authority for
                   Non-Profit Corporations,
                   Refunding Revenue
                   Certificates of
                   Participation, 4.50%
                   (Episcopal Homes
                   Foundation)/(Original
                   Issue Yield: 4.60%),
                   7/1/2003                           A-         2,611,930

    12,500,000     Los Angeles, CA Wastewater
                   System, Revenue Bonds
                   (Series D), 6.70% (MBIA
                   INS)/(United States
                   Treasury PRF)/(Original
                   Issue Yield: 6.768%),

                   12/1/2000 (@102)                  AAA        13,275,250
     4,000,000     San Bernardino County, CA,

                   SFM Revenue Bonds
                   Mortgage-Backed Securities

                   Program, 4.875%, 5/1/2015         AAA         4,007,080
                   TOTAL                                        20,894,260

                   COLORADO-3.8%

     4,375,000     Arvada, CO Urban Renewal
                   Authority, Revenue
                   Refunding Bonds
                   (Series 1997A), 5.25%

                   (MBIA INS), 9/1/2002              AAA         4,488,181

     1,130,000     Colorado HFA, SFM Revenue
                   Bond, Series C-1, 7.65%,

                   12/1/2025                         Aa2         1,238,887

     1,995,000     Colorado HFA, SFM Revenue
                   Bonds (Series 1997C-3),

                   4.80%, 11/1/2016                  Aa2         2,026,102

       500,000     Colorado HFA, Single
                   Family Program Senior
                   Bonds (Series 1998C-2),

                   4.50%, 11/1/2005                  Aa2           494,275

       250,000     Colorado HFA, Single
                   Family Program Subordinate
                   Bonds (Series 1998B),

                   4.625%, 11/1/2005                  A1           247,485
                   TOTAL                                         8,494,930

PRINCIPAL        CREDIT

AMOUNT                                            RATING 1        VALUE
                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   DISTRICT OF COLUMBIA-1.1%

 $   2,335,000     District of Columbia HFA,
                   SFM Revenue Bonds
                   (Series 1998A), 6.25%
                   (GNMA Home Mortgage
                   Program COL), 12/1/2028           AAA    $    2,477,692
                   FLORIDA-1.6%

     2,000,000     Dade County, FL, Public Improvement Refunding UT GO Bonds,
                   7.20% (FSA INS),

                   6/1/2001                          AAA         2,113,080

     1,375,000     Florida Housing Finance
                   Corp., Homeowner Mortgage
                   Revenue Bonds, Series 2,

                   4.75% (MBIA INS), 7/1/2019        AAA         1,381,765
                   TOTAL                                         3,494,845

                   HAWAII-4.5%

     4,660,000     Hawaii State, Highway
                   Revenue Bonds, Series
                   1998, 5.00% (MBIA INS),

                   7/1/2003                          AAA         4,747,049
     5,000,000     Hawaii State, UT GO Bonds,
                   Series CN, 6.25% (FGIC

                   LOC), 3/1/2002                    AAA         5,238,950
                   TOTAL                                         9,985,999

                   ILLINOIS-6.4%

     1,585,000     Broadview, IL, Tax
                   Increment Financing
                   Revenue Bonds, 4.40%,

                   7/1/2002                           NR         1,574,444

     1,000,000     Chicago, IL SFM Revenue
                   Bonds, Series A-1, 4.85%

                   (GNMA COL), 3/1/2015              Aaa         1,015,390
     1,500,000     Illinois Health Facilities

                   Authority, Adjustable Rate
                   Revenue Bonds,
                   Series 1991B, 5.00%
                   (Highland Park
                   Hospital)/(FGIC INS),

                   10/1/2000                         AAA         1,522,635

     1,030,000     Illinois Health Facilities
                   Authority, Revenue Bonds
                   (Series 1998), 5.25%
                   (Centegra Health System),

                   9/1/2003                           A-         1,044,997

     1,000,000     Illinois Health Facilities
                   Authority, Revenue
                   Refunding Bonds (Series
                   A), 4.80% (Advocate Health
                   Care Network)/(Original
                   Issue Yield: 4.90%),

                   8/15/2002                          AA         1,008,460

     2,000,000     Illinois Health Facilities
                   Authority, Revenue
                   Refunding Bonds (Series
                   A), 5.00% (Advocate Health

                   Care Network), 8/15/2003           AA         2,026,120
     3,000,000     Illinois State, UT GO
                   Bonds, 5.10% (FGIC INS),

                   9/1/2000                          AAA         3,050,790

     3,000,000     Illinois State, UT GO

                   Bonds, 5.50%, 8/1/1999             AA         3,005,220
                   TOTAL                                        14,248,056

                   INDIANA-2.3%

     3,900,000     Indiana Health Facility
                   Financing Authority,
                   Hospital Revenue Bonds
                   (Series 1996A), 4.75%
                   (Clarian Health Partners,
                   Inc.)/(Original Issue

                   Yield: 4.85%), 2/15/2002           AA         3,934,749
     1,250,000     Indiana State HFA, SFM
                   Revenue Bonds, (Series C-

                   3), 4.75%, 1/1/2029               Aaa         1,257,137
                   TOTAL                                         5,191,886


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   KANSAS-1.7%

 $   1,000,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds, (Series 1998 A-1),
                   4.70% (GNMA Home Mortgage
                   Program COL), 12/1/2008           Aaa    $      987,760
     2,000,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds, (Series 1998 A-1),
                   5.00% (GNMA Home Mortgage

                   Program COL), 6/1/2013            Aaa         1,994,360
       880,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds (Series 1997A-2),
                   4.90% (GNMA Home Mortgage

                   Program COL), 6/1/2016            Aaa           889,882
                   TOTAL                                         3,872,002

                   KENTUCKY-0.5%

     1,155,000     Jefferson County, KY, UT GO
                   Trust Certificates, 5.25%,

                   3/1/2000                           A+         1,168,375
                   LOUISIANA-7.0%

     2,200,000     Lake Charles, LA Harbor &
                   Terminal District, Port
                   Facilities Revenue
                   Refunding Bond, Trunkline
                   Lining Co Project, 7.75%
                   (Panhandle Eastern Corp.),

                   8/15/2022                          A3         2,465,672
     4,000,000     Louisiana PFA, Health &
                   Education Capital
                   Facilities Revenue Bonds
                   (Series A), 5.00% TOBs
                   (AMBAC INS), Mandatory

                   Tender 6/1/2002                   AAA         4,050,720
     7,000,000     Louisiana State, Refunding

                   GO Bonds (Series 1996A),

                   6.00% (FGIC INS), 8/1/2000        AAA         7,179,830
     2,000,000     St. Charles Parish, LA, PCR

                   Refunding Revenue Bonds
                   (Series 1999A), 4.85% TOBs
                   (Entergy Louisiana, Inc.),

                   Mandatory Tender 6/1/2030        BBB-         2,000,000
                   TOTAL                                        15,696,222

                   MASSACHUSETTS-1.1%
     2,495,000     Massachusetts HEFA,

                   Revenue Bonds (Series
                   1999A), 5.25% (Caritas
                   Christi Obligated Group),

                   7/1/2004                          BBB         2,513,962
                   MICHIGAN-3.0%

     1,000,000     Michigan State Building
                   Authority, Revenue Bonds
                   (Series II), 6.25% (AMBAC
                   INS)/(Original Issue

                   Yield: 6.35%), 10/1/2000          AAA         1,032,100
       925,000     Michigan State Hospital
                   Finance Authority,
                   Hospital Revenue &
                   Refunding Bonds (Series
                   1998A), 4.60% (Hackley
                   Hospital Obligated Group),

                   5/1/2003                           A3           917,544

     1,005,000     Michigan State Hospital
                   Finance Authority,
                   Hospital Revenue &
                   Refunding Bonds (Series
                   1998A), 4.70% (Hackley
                   Hospital Obligated Group),

                   5/1/2004                           A3           994,287

       820,000     Michigan State Hospital
                   Finance Authority, Revenue
                   & Refunding Bonds (Series
                   1998A), 4.40% (McLaren
                   Health Care
                   Corp.)/(Original Issue

                   Yield: 4.45%), 6/1/2004            A1           806,913
     3,000,000     Michigan Underground
                   Storage Tank Financial
                   Assurance Authority,
                   Revenue Refunding Bonds
                   (Series I), 5.00%,

                   5/1/2001                          AAA         3,049,350
                   TOTAL                                         6,800,194

                   MINNESOTA-1.3%

     3,000,000     Minneapolis, MN, Temporary
                   Parking Ramp Revenue
                   Bonds, Series 1997A,

                   4.75%, 6/1/2000                    NR         3,000,120
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   MISSISSIPPI-0.9%
 $     930,000     Mississippi Home Corp.,

                   SFM Revenue Bonds (Series

                   1998A-4), 5.125% (GNMA

                   Home Mortgage Program

                   COL), 12/1/2017                   Aaa    $      940,741
     1,000,000     Mississippi Home Corp.,
                   SFM Revenue Bonds (Series
                   1998A), 5.25% (GNMA Home
                   Mortgage Program COL),

                   12/1/2018                         Aaa         1,012,060
                   TOTAL                                         1,952,801

                   MISSOURI-0.9%

     2,000,000     Springfield, MO State
                   Highway Improvement Corp.,
                   Transportation Revenue
                   Bonds (Series 1997), 5.25%

                   (AMBAC INS), 8/1/2001             AAA         2,044,860

                   NEBRASKA-0.7%

     1,500,000     American Public Energy
                   Agency, NE, Gas Supply
                   Revenue Bonds
                   (Series 1999A), 4.50%
                   (Nebraska Public Gas

                   Agency), 6/1/2003                 AAA         1,499,685
                   NEW HAMPSHIRE-1.3%

     3,000,000     New Hampshire Business
                   Finance Authority, PCR
                   Refunding Bonds, 4.55%
                   TOBs (United Illuminating
                   Co.), Mandatory Tender

                   2/1/2004                         BBB-         2,973,720
                   NEW JERSEY-3.2%

     7,000,000     New Jersey State, UT GO
                   Refunding Bonds (Series

                   C), 6.50%, 1/15/2002              AA+         7,068,950
                   NEW MEXICO-0.8%

     1,820,000     Santa Fe Solid Waste
                   Management Agency, NM,
                   Facility Revenue Bonds
                   (Series 1996), 5.00%,

                   6/1/2003                           NR         1,840,238
                   NEW YORK-2.2%

     3,000,000     New York State Mortgage
                   Agency, Homeowner Mortgage
                   Revenue Bonds, Series 71,

                   4.75%, 10/1/2021                  Aa2         3,006,630

     2,000,000     New York State Urban
                   Development Corp.,
                   Community Enhancement
                   Facilities Revenue Bonds,
                   Series 1999A, 5.00%,

                   4/1/2003                         BBB+         2,026,120
                   TOTAL                                         5,032,750

                   NORTH CAROLINA-1.3%

     2,900,000     North Carolina HFA, SFM
                   Revenue Bonds (Series

                   1997TT), 4.90%, 9/1/2024           AA         2,900,725
                   OHIO-6.3%

     1,000,000     Cincinnati City School
                   District, OH, Tax
                   Anticipation Notes (Series
                   A), 5.50% (AMBAC INS),

                   12/1/2000                         AAA         1,023,990

     3,000,000     Hamilton County, OH, Local
                   Cooling Facilities Revenue
                   Bonds (Series 1998), 4.90%
                   TOBs (Trigen-Cinergy
                   Solutions of Cincinnati
                   LLC)/(Cinergy Corp. GTD),

                   Mandatory Tender 6/1/2023        BBB+         3,000,000
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   OHIO-CONTINUED

 $   1,610,000     Knox County, OH, Hospital
                   Facilities Revenue
                   Refunding Bonds
                   (Series 1998), 4.20% (Knox
                   Community Hospital)/(Asset
                   Guaranty INS)/(Original
                   Issue Yield: 4.30%),
                   6/1/2003                           AA    $    1,585,109
     1,750,000     Knox County, OH, Hospital
                   Facilities Revenue
                   Refunding Bonds
                   (Series 1998), 4.30% (Knox
                   Community Hospital)/(Asset
                   Guaranty INS)/(Original
                   Issue Yield: 4.40%),
                   6/1/2004                           AA         1,714,930
     3,630,000     Lucas County, OH HDA,
                   Hospital Revenue Refunding
                   Bonds (Series 1996), 5.00%
                   (ProMedica Healthcare
                   Obligated Group)/(MBIA

                   INS), 11/15/1999                  AAA         3,651,816

     1,140,000     Ohio HFA, Residential
                   Mortgage Revenue Bonds
                   (Series 1997D-1), 4.85%
                   (GNMA Home Mortgage

                   Program COL), 3/1/2015            AAA         1,145,871
     1,985,000     Ohio HFA, Residential
                   Mortgage Revenue Bonds
                   (Series 1998A-1), 4.60%
                   (GNMA Home Mortgage

                   Program COL), 9/1/2026            AAA         1,984,266
                   TOTAL                                        14,105,982

                   OKLAHOMA-2.4%

     4,000,000     Oklahoma HFA, SFM Revenue
                   Bonds (Series 1998D-2),
                   6.25% (GNMA Home Mortgage

                   Program COL), 9/1/2029            Aaa         4,301,760
     1,055,000     Washington County, OK
                   Medical Authority, Hospital Revenue Bonds (Series 1996A),
                   4.75% (Jane Phillips Medical Center)/(AMBAC INS)/ (Original
                   Issue Yield:

                   4.90%), 11/1/2001                 AAA         1,066,911
                   TOTAL                                         5,368,671

                   OREGON-0.9%

     2,000,000     Oregon State Department of
                   Transportation, Regional
                   Light Rail Revenue Bond,
                   Westside Project, 5.50%

                   (MBIA INS), 6/1/2000              AAA         2,037,980

                   PENNSYLVANIA-5.7%

     4,000,000  3  Allegheny County, PA, UT GO
                   Bonds (Series C-49),

                   5.00%, 4/1/2004                   AAA         4,022,120
     3,000,000     Philadelphia, PA IDA,
                   Airport Revenue Bonds,
                   (Series 1998A), 4.50%
                   (Philadelphia Airport
                   System)/(FGIC INS),

                   7/1/2003                          AAA         2,991,840

     4,099,750     Philadelphia, PA Municipal
                   Authority, Equipment
                   Revenue Bonds
                   (Series 1997A), 5.297%
                   (Philadelphia, PA Gas

                   Works)/

                   (AMBAC INS), 10/1/2004            AAA         4,201,670

     1,500,000     Southeastern, PA
                   Transportation Authority,
                   Special Revenue Bonds,

                   5.25% (FGIC INS), 3/1/2001        AAA         1,528,155
                   TOTAL                                        12,743,785


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   RHODE ISLAND-2.9%

 $     950,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.10% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2003                    AA    $      934,164
       990,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.20% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2004                    AA           968,171

     1,035,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.30% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2005                    AA         1,007,945
     2,230,000     Johnston, RI, GO Bonds,
                   Series A, 4.25% (Asset

                   Guaranty INS), 6/15/2002           AA         2,212,539
     1,280,000     Johnston, RI, GO Bonds,
                   Series A, 4.35% (Asset

                   Guaranty INS), 6/15/2003           AA         1,264,371
                   TOTAL                                         6,387,190

                   TEXAS-7.4%

     5,000,000     Alliance Airport Authority
                   Inc., TX, Special
                   Facilities Revenue Bonds,
                   7.50% (American
                   Airlines)/(Original Issue

                   Yield: 8.00%), 12/1/2029         BBB-         5,291,250
     2,000,000     Fort Worth, TX, Refunding

                   LT GO Bonds (Series A),
                   5.10% (Original Issue

                   Yield: 5.20%), 3/1/2000            AA         2,023,920
     2,500,000     Harris County, TX HFDC,
                   Hospital Revenue Bonds
                   (Series 1997A), 5.25%
                   (Memorial Hospital
                   System)/(MBIA INS LOC),

                   6/1/2002                          AAA         2,556,500
     2,070,000     Lewisville, TX,
                   Combination Contract
                   Revenue & Special
                   Assessment Bonds (Series
                   1997), 4.95% TOBs (Wells
                   Fargo Bank, N.A. LOC),

                   Mandatory Tender 11/1/2001        AAA         2,119,059
     4,440,000     Texas State, UT GO Public

                   Finance Authority (Series

                   B), 8.00%, 10/1/1999               AA         4,490,705
                   TOTAL                                        16,481,434

                   UTAH-3.1%

     6,500,000     Davis County, Utah Solid
                   Waste Management & Energy
                   Recovery Special Service
                   Dist., Refunding Revenue
                   Bonds, 6.125% (United
                   States Treasury
                   GTD)/(Original Issue
                   Yield: 6.25%), 6/15/2009            A         7,026,110

                   WASHINGTON-3.5%

     1,680,000     Tacoma, WA, Solid Waste
                   Utility Revenue Refunding
                   Bonds (Series 1997B),
                   5.50% (AMBAC INS),

                   12/1/2002                         AAA         1,740,430

     3,000,000     Washington State Public
                   Power Supply System,
                   Nuclear Project No. 2
                   Revenue Refunding Bond,
                   (Series 1997B), 5.50%,

                   7/1/2003                          AA-         3,103,770

     3,000,000     Washington State Public
                   Power Supply System,
                   Refunding Revenue Bonds
                   (Nuclear Project No. 2)
                   (Series 1997A), 5.00%,

                   7/1/2001                          AA-         3,044,190
                   TOTAL                                         7,888,390


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1 VALUE
                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   WEST VIRGINIA-1.1%

 $   1,500,000     Cabell County, WV Board of
                   Education, Refunding UT GO

                   Bonds, 6.00%, 5/1/2001             A+    $    1,545,585
     1,000,000     West Virginia State, GO
                   State Road Bonds, Series
                   1998, 4.40% (FGIC INS),

                   6/1/2004                          AAA           996,690
                   TOTAL                                         2,542,275

                   WISCONSIN-4.5%

     6,500,000     Wisconsin HEFA, Revenue
                   Bonds (Series 1996), 5.50%
                   (Gundersen Lutheran)/(FSA

                   INS), 12/1/2000                   AAA         6,644,950

     3,335,000     Wisconsin HEFA, Revenue
                   Bonds (Series 1997), 4.70%
                   (Marshfield Clinic,
                   WI)/(MBIA INS)/(Original
                   Issue Yield: 4.85%),

                   2/15/2002                         AAA         3,356,911
                   TOTAL                                        10,001,861

                   TOTAL SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES
                   (IDENTIFIED COST

                   $212,726,295)                               213,512,441
                   SHORT-TERM MUNICIPALS-5.8%

                   GEORGIA-2.2%

     5,000,000     Burke County, GA
                   Development Authority, PCR
                   Bonds (Fourth Series 1994)
                   Daily VRDNs (Georgia Power

                   Co.)                               A+         5,000,000
                   NEW YORK-0.4%

       800,000     New York City Municipal
                   Water Finance Authority
                   Revenue Bonds
                   (Series 1995A) Daily VRDNs
                   (FGIC INS)/(FGIC
                   Securities Purchase,

                   Inc. LIQ)                         AAA           800,000

                   PENNSYLVANIA-1.0%

     1,800,000     Erie County, PA Hospital
                   Authority Weekly VRDNs
                   (St. Vincent Health
                   System)/(Mellon Bank N.A.,

                   Pittsburgh LOC)                     A         1,800,000
       400,000     Erie County, PA Hospital
                   Authority, (Series 1998B)
                   Daily VRDNs (Hamot Health
                   Foundation)/(AMBAC

                   INS)/(PNC Bank, N.A. LIQ)         AAA           400,000
                   TOTAL                                         2,200,000

                   TEXAS-2.2%
     4,900,000     Harris County, TX HFDC,

                   (Series 1994) Daily VRDNs
                   (Methodist Hospital,

                   Harris County, TX)                 AA         4,900,000

                   TOTAL SHORT-TERM

                   MUNICIPALS (AT AMORTIZED

                   COST)  12,900,000

                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $225,626,295) 4                           $ 226,412,441


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to Alternative Minimum Tax represent 19.0% of the portfolio as calculated based upon total portfolio market value.

3 This security was purchased on a when-issued basis.

4 The cost of investments for federal tax purposes amounts to $225,626,295. The net unrealized appreciation of investments on a federal tax basis amounts to $786,146 which is comprised of $1,481,622 appreciation and $695,476 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($223,993,022) at June 30, 1999.



The following acronyms are used throughout this portfolio:




AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PFA -Public Facility Authority PRF -Prerefunded SFM -Single Family Mortgage TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



JUNE 30, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$225,626,295)                                   $ 226,412,441
Income receivable                                   2,837,570
Receivable for investments
sold                                                  130,000
Receivable for shares sold                            133,632
TOTAL ASSETS                                      229,513,643
LIABILITIES:

Payable for investments
purchased                       $ 4,109,236
Payable for shares
redeemed                            623,184
Income distribution
payable                             430,608
Payable to Bank                     345,273
Accrued expenses                     12,320
TOTAL LIABILITIES                                   5,520,621
Net assets for 21,969,169
shares outstanding                              $ 223,993,022
NET ASSETS CONSIST OF:

Paid in capital                                 $ 227,432,352
Net unrealized
appreciation of
investments                                           786,146
Accumulated net realized
loss on investments                                (4,225,476)
TOTAL NET ASSETS                                $ 223,993,022
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$202,225,564 / 19,834,188
shares outstanding                                     $10.20
INSTITUTIONAL SERVICE
SHARES:
$21,767,458 / 2,134,981
shares outstanding                                     $10.20




See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED JUNE 30, 1999



INVESTMENT INCOME:
Interest                                                           $  9,891,224
EXPENSES:

Investment advisory fee                          $   844,421
Administrative personnel
and services fee                                     160,041
Custodian fees                                        13,236
Transfer and dividend
disbursing agent fees and
expenses                                              52,390
Directors'/Trustees' fees                             11,527
Auditing fees                                         13,635
Legal fees                                             3,102
Portfolio accounting fees                             75,507
Distribution services fee-
Institutional Service
Shares                                                38,803
Shareholder services fee-
Institutional Shares                                 488,960
Shareholder services fee-
Institutional Service
Shares                                                38,803
Share registration costs                              40,491
Printing and postage                                  24,266
Insurance premiums                                     1,948
Miscellaneous                                          6,941
TOTAL EXPENSES                                     1,814,071
WAIVERS:
Waiver of investment
advisory fee                    $  (260,701)
Waiver of distribution
services fee-Institutional
Service Shares                     (37,251)
Waiver of shareholder
services fee-Institutional
Shares  (488,960)
Waiver of shareholder
services fee-Institutional
Service Shares                      (1,552)
TOTAL WAIVERS                                       (788,464)
Net expenses                                                          1,025,607
Net investment income                                                 8,865,617
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                            (200,513)
Net change in unrealized
appreciation of
investments                                                          (2,021,010)
Net realized and
unrealized loss on
investments                                                          (2,221,523)
Change in net assets
resulting from operations                                          $  6,644,094




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED JUNE 30                 1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   8,865,617       $    8,539,971
Net realized gain (loss) on
investments ($48,774 and
$8,804, respectively, as
computed for federal tax
purposes)                             (200,513)             202,730
Net change in unrealized
appreciation                        (2,021,010)             561,167
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            6,644,094            9,303,868
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (8,248,977)          (8,174,344)
Institutional Service
Shares                                (616,640)            (360,458)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (8,865,617)          (8,534,802)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             113,101,471           83,677,957
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,922,616            3,608,608
Cost of shares redeemed            (87,078,787)        (108,712,902)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        29,945,300          (21,426,337)
Change in net assets                27,723,777          (20,657,271)
NET ASSETS:

Beginning of period                196,269,245          216,926,516
End of period (including
accumulated undistributed
net investment income of
$2,917 for the year ended
June 30, 1998)                   $ 223,993,022       $  196,269,245





See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



JUNE 30, 1999

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and asked prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. The following reclassification has been made to the financial statements.



INCREASE (DECREASE)

                  ACCUMULATED     UNDISTRIBUTED
                  NET REALIZED    NET INVESTMENT

PAID-IN CAPITAL   LOSS            INCOME
$(3,236)           $6,153          $(2,917)


FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $3,982,020 which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pusuant to the Code, such capital loss carryforward will expire as follows:



                  EXPIRATION
EXPIRATION YEAR   AMOUNT
2001               $     25,213
2003               $ 1,189,491
2004               $ 2,597,123
2005               $   170,193


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



YEAR ENDED JUNE 30                      1999                              1998
INSTITUTIONAL SHARES:         SHARES            AMOUNT          SHARES              AMOUNT
Shares sold                    8,901,686      $  91,940,247       7,381,068       $   75,983,944
Shares issued to
shareholders in payment of
distributions declared           342,196          3,533,322         328,092            3,376,837
Shares redeemed                (7,376,339)      (76,161,673)    (10,235,034)        (105,370,170)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS             1,867,543      $  19,311,896      (2,525,874)         (26,009,389)


YEAR ENDED JUNE 30                      1999                           1998
INSTITUTIONAL SERVICE
SHARES:                       SHARES            AMOUNT          SHARES              AMOUNT
Shares sold                    2,051,296      $  21,161,224         747,794       $    7,694,013
Shares issued to
shareholders in payment of
distributions declared            37,712            389,294          22,517              231,771
Shares redeemed               (1,058,494)       (10,917,114)       (324,766)          (3,342,732)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SERVICE SHARE TRANSACTIONS     1,030,514         10,633,404         445,545       $    4,583,052
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             2,898,057      $  29,945,300      (2,080,329)         (21,426,337)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended June 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $114,131,466 and $149,919,873, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:



Purchases     $ 73,827,246
Sales         $ 38,936,294


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requesting and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended June 30, 1998 and June 30, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended June 30, 1998 and June 30, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Board of Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Trust's financial statements for the fiscal year ended June 30, 2000. During the Trust's fiscal years ended June 30, 1998 and June 30, 1999, neither the Trust nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements of (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Muncipal Trust (a Massachusetts business trust), including the schedule of portfolio of investments, as of June 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

August 27, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES



AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Federated

 Federated Short-Term Municipal Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Cusip 313907107



8072507A-IS (8/99)



 [Graphic]

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES



A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AUGUST 31, 1999


CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  8

How is the Fund Sold?  9

How to Purchase Shares  10

How to Redeem Shares  12

Account and Share Information  14

Who Manages the Fund?  15

Financial Information  16

Report of Independent Public Accountants  34



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates,

* defaults or an increase in the risk of defaults on portfolio securities.

Other risk factors associated with an investment in the Fund include sector risk, liquidity risk and call risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2% up to 8.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: -0.13%; 7.82%; 3.75%; 4.23%; and 4.58%.]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 0.42%.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 1 Year General Obligation Index ("LB1YRGOI"), the Lehman Brothers 3 Year Government Obligation Index ("LB3YRGOI"), the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and the Lehman Brothers 3 Year Municipal Index ("LB3YRMI"), broad-based market indexes. The Fund's Adviser has elected to change the benchmark indexes from LB1YRGOI and LB3YRGOI to LB1YRMI and LB3YRMI because they are more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


CALENDAR PERIOD          FUND    LB1YRGOI   LB3YRGOI   LB1YRMI   LB3YRMI
1 Year                   4.58%   4.77%      5.17%      4.74%     5.20%
5 Years                  4.02%   4.48%      4.93%      4.47%     4.90%
Start of Performance 1   4.00%   4.52%      5.01%      4.43%     4.90%



1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions) (as a percentage of offering price)                             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.19%
Total Annual Fund
Operating Expenses                                                                   1.09%
1 As a result of contractual obligations and voluntary waivers, the Adviser,
Distributor, and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended June 30, 1999.
 Total Waivers of Fund Expenses (contractual and voluntary)                          0.37%
 Total Actual Annual Fund Operating Expenses (after waivers)                         0.72%

2 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund's Institutional Service
Shares (after the contractual waiver) was 0.28% for the fiscal year ended June
30, 1999. Shareholders must approve any change to the contractual waiver. 3 The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund's
Institutional Service Shares (after the voluntary reduction) was 0.01% for the fiscal year ended June 30, 1999. 4 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.24% for the fiscal year ended June 30, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses (after waivers) as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $  74
3 Years  $ 230
5 Years  $ 401
10 Years $ 894



What are the Fund's Investment Strategies?



The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:



* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor;

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.



The following describes the types of tax exempt securities in which the fund invests.



GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.



CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.



The Fund attempts to manage credit risk by purchasing investment grade securities.



SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:



JEFF A. KOZEMCHAK



Jeff A. Kozemchak has been the Fund's portfolio manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.



MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses exceed 0.45% of its average daily net assets.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 34.


YEAR ENDED JUNE 30            1999        1998        1997       1996       1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.29      $10.26     $10.24     $10.28     $10.15
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.41        0.42       0.42       0.40       0.39
Net realized and
unrealized gain (loss) on
investments                     (0.09)       0.03       0.02      (0.04)      0.13
TOTAL FROM INVESTMENT

OPERATIONS                       0.32        0.45       0.44       0.36       0.52
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.41)      (0.42)     (0.42)     (0.40)     (0.39)
NET ASSET VALUE, END OF

PERIOD                         $10.20      $10.29     $10.26     $10.24     $10.28
TOTAL RETURN 1                   3.13%       4.41%      4.33%      3.56%      5.26%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                         1.09%       0.72%      0.71%      0.72%      0.71%
Net investment income            3.60%       4.05%      4.05%      3.90%      3.69%
Expenses (after waivers) 2       0.72%       0.72%      0.71%      0.72%      0.71%
Net investment income
(after waivers) 2                3.97%       4.05%      4.05%      3.90%      3.69%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $21,767     $11,367     $6,758     $6,209     $5,223
Portfolio turnover                 19%         33%        50%        20%        33%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements



Portfolio of Investments



JUNE 30, 1999


PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE

                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-95.3% 2

                   ALABAMA-0.9%

  $  1,000,000     Alabama State Docks
                   Department, Docks
                   Facilities Refunding
                   Revenue Bonds, 5.25% (MBIA
                   INS), 10/1/2000                   AAA     $   1,019,350
     1,000,000     Alabama State Docks
                   Department, Docks
                   Facilities Refunding
                   Revenue Bonds, 5.25% (MBIA

                   INS), 10/1/2001                   AAA         1,023,900
                   TOTAL                                         2,043,250

                   ALASKA-0.9%

     2,000,000     Anchorage, AK, Hospital
                   Refunding Revenue Bonds,
                   6.50% (Sisters of
                   Providence)/(Original
                   Issue Yield: 6.75%),

                   10/1/1999                         AA-         2,015,400
                   ARKANSAS-0.8%

     1,645,000     Arkansas Development
                   Finance Authority, Single
                   Family Mortgage Revenue
                   Bonds (Series 1997A-R),

                   6.50% (MBIA INS), 2/1/2011        AAA         1,717,841

                   CALIFORNIA-9.3%

     1,000,000     ABAG Finance Authority for
                   Non-Profit Corporations,
                   Refunding Revenue
                   Certificates of
                   Participation, 4.625%
                   (Episcopal Homes
                   Foundation)/(Original
                   Issue Yield: 4.70%),
                   7/1/2004                           A-         1,000,000

     2,620,000     ABAG Finance Authority for
                   Non-Profit Corporations,
                   Refunding Revenue
                   Certificates of
                   Participation, 4.50%
                   (Episcopal Homes
                   Foundation)/(Original
                   Issue Yield: 4.60%),
                   7/1/2003                           A-         2,611,930

    12,500,000     Los Angeles, CA Wastewater
                   System, Revenue Bonds
                   (Series D), 6.70% (MBIA
                   INS)/(United States
                   Treasury PRF)/(Original
                   Issue Yield: 6.768%),

                   12/1/2000 (@102)                  AAA        13,275,250
     4,000,000     San Bernardino County, CA,

                   SFM Revenue Bonds
                   Mortgage-Backed Securities

                   Program, 4.875%, 5/1/2015         AAA         4,007,080
                   TOTAL                                        20,894,260

                   COLORADO-3.8%

     4,375,000     Arvada, CO Urban Renewal
                   Authority, Revenue
                   Refunding Bonds
                   (Series 1997A), 5.25%

                   (MBIA INS), 9/1/2002              AAA         4,488,181

     1,130,000     Colorado HFA, SFM Revenue
                   Bond, Series C-1, 7.65%,

                   12/1/2025                         Aa2         1,238,887

     1,995,000     Colorado HFA, SFM Revenue
                   Bonds (Series 1997C-3),

                   4.80%, 11/1/2016                  Aa2         2,026,102

       500,000     Colorado HFA, Single
                   Family Program Senior
                   Bonds (Series 1998C-2),

                   4.50%, 11/1/2005                  Aa2           494,275

       250,000     Colorado HFA, Single
                   Family Program Subordinate
                   Bonds (Series 1998B),

                   4.625%, 11/1/2005                  A1           247,485
                   TOTAL                                         8,494,930


PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE

                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   DISTRICT OF COLUMBIA-1.1%

 $   2,335,000     District of Columbia HFA,
                   SFM Revenue Bonds (Series
                   1998A), 6.25% (GNMA Home
                   Mortgage Program COL),
                   12/1/2028                         AAA    $    2,477,692
                   FLORIDA-1.6%
     2,000,000     Dade County, FL, Public Improvement Refunding UT GO Bonds,
                   7.20% (FSA INS),

                   6/1/2001                          AAA         2,113,080

     1,375,000     Florida Housing Finance
                   Corp., Homeowner Mortgage
                   Revenue Bonds, Series 2,

                   4.75% (MBIA INS), 7/1/2019        AAA         1,381,765
                   TOTAL                                         3,494,845

                   HAWAII-4.5%

     4,660,000     Hawaii State, Highway
                   Revenue Bonds, Series
                   1998, 5.00% (MBIA INS),

                   7/1/2003                          AAA         4,747,049
     5,000,000     Hawaii State, UT GO Bonds,
                   Series CN, 6.25% (FGIC

                   LOC), 3/1/2002                    AAA         5,238,950
                   TOTAL                                         9,985,999

                   ILLINOIS-6.4%

     1,585,000     Broadview, IL, Tax
                   Increment Financing
                   Revenue Bonds, 4.40%,

                   7/1/2002                           NR         1,574,444

     1,000,000     Chicago, IL SFM Revenue
                   Bonds, Series A-1, 4.85%

                   (GNMA COL), 3/1/2015              Aaa         1,015,390
     1,500,000     Illinois Health Facilities

                   Authority, Adjustable Rate
                   Revenue Bonds,
                   Series 1991B, 5.00%
                   (Highland Park
                   Hospital)/(FGIC INS),

                   10/1/2000                         AAA         1,522,635

     1,030,000     Illinois Health Facilities
                   Authority, Revenue Bonds
                   (Series 1998), 5.25%
                   (Centegra Health System),

                   9/1/2003                           A-         1,044,997

     1,000,000     Illinois Health Facilities
                   Authority, Revenue
                   Refunding Bonds (Series
                   A), 4.80% (Advocate Health
                   Care Network)/(Original
                   Issue Yield: 4.90%),

                   8/15/2002                          AA         1,008,460

     2,000,000     Illinois Health Facilities
                   Authority, Revenue
                   Refunding Bonds (Series
                   A), 5.00% (Advocate Health

                   Care Network), 8/15/2003           AA         2,026,120
     3,000,000     Illinois State, UT GO
                   Bonds, 5.10% (FGIC INS),

                   9/1/2000                          AAA         3,050,790

     3,000,000     Illinois State, UT GO

                   Bonds, 5.50%, 8/1/1999             AA         3,005,220
                   TOTAL                                        14,248,056

                   INDIANA-2.3%

     3,900,000     Indiana Health Facility
                   Financing Authority,
                   Hospital Revenue Bonds
                   (Series 1996A), 4.75%
                   (Clarian Health Partners,
                   Inc.)/(Original Issue

                   Yield: 4.85%), 2/15/2002           AA         3,934,749
     1,250,000     Indiana State HFA, SFM
                   Revenue Bonds (Series C-

                   3), 4.75%, 1/1/2029               Aaa         1,257,137
                   TOTAL                                         5,191,886


PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE

                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   KANSAS-1.7%

 $   1,000,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds, (Series 1998 A-1),
                   4.70% (GNMA Home Mortgage
                   Program COL), 12/1/2008           Aaa    $      987,760
     2,000,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds, (Series 1998 A-1),
                   5.00% (GNMA Home Mortgage

                   Program COL), 6/1/2013            Aaa         1,994,360
       880,000     Sedgwick & Shawnee
                   Counties, KS, SFM Revenue
                   Bonds (Series 1997A-2),
                   4.90% (GNMA Home Mortgage

                   Program COL), 6/1/2016            Aaa           889,882
                   TOTAL                                         3,872,002

                   KENTUCKY-0.5%

     1,155,000     Jefferson County, KY, UT GO
                   Trust Certificates, 5.25%,

                   3/1/2000                           A+         1,168,375
                   LOUISIANA-7.0%

     2,200,000     Lake Charles, LA Harbor &
                   Terminal District, Port
                   Facilities Revenue
                   Refunding Bond, Trunkline
                   Lining Co Project, 7.75%
                   (Panhandle Eastern Corp.),

                   8/15/2022                          A3         2,465,672
     4,000,000     Louisiana PFA, Health &
                   Education Capital
                   Facilities Revenue Bonds
                   (Series A), 5.00% TOBs
                   (AMBAC INS), Mandatory

                   Tender 6/1/2002                   AAA         4,050,720
     7,000,000     Louisiana State, Refunding

                   GO Bonds (Series 1996A),

                   6.00% (FGIC INS), 8/1/2000        AAA         7,179,830
     2,000,000     St. Charles Parish, LA, PCR

                   Refunding Revenue Bonds
                   (Series 1999A), 4.85% TOBs
                   (Entergy Louisiana, Inc.),

                   Mandatory Tender 6/1/2030        BBB-         2,000,000
                   TOTAL                                        15,696,222

                   MASSACHUSETTS-1.1%
     2,495,000     Massachusetts HEFA,

                   Revenue Bonds (Series
                   1999A), 5.25% (Caritas
                   Christi Obligated Group),

                   7/1/2004                          BBB         2,513,962
                   MICHIGAN-3.0%

     1,000,000     Michigan State Building
                   Authority, Revenue Bonds
                   (Series II), 6.25% (AMBAC
                   INS)/(Original Issue

                   Yield: 6.35%), 10/1/2000          AAA         1,032,100
       925,000     Michigan State Hospital
                   Finance Authority,
                   Hospital Revenue &
                   Refunding Bonds (Series
                   1998A), 4.60% (Hackley
                   Hospital Obligated Group),

                   5/1/2003                           A3           917,544

     1,005,000     Michigan State Hospital
                   Finance Authority,
                   Hospital Revenue &
                   Refunding Bonds (Series
                   1998A), 4.70% (Hackley
                   Hospital Obligated Group),

                   5/1/2004                           A3           994,287

       820,000     Michigan State Hospital
                   Finance Authority, Revenue
                   & Refunding Bonds (Series
                   1998A), 4.40% (McLaren
                   Health Care
                   Corp.)/(Original Issue

                   Yield: 4.45%), 6/1/2004            A1           806,913
     3,000,000     Michigan Underground
                   Storage Tank Financial
                   Assurance Authority,
                   Revenue Refunding Bonds
                   (Series I), 5.00%,

                   5/1/2001                          AAA         3,049,350
                   TOTAL                                         6,800,194

                   MINNESOTA-1.3%

     3,000,000     Minneapolis, MN, Temporary
                   Parking Ramp Revenue
                   Bonds, Series 1997A,

                   4.75%, 6/1/2000                    NR         3,000,120
PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE
                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   MISSISSIPPI-0.9%
 $     930,000     Mississippi Home Corp.,

                   SFM Revenue Bonds (Series

                   1998A-4), 5.125% (GNMA

                   Home Mortgage Program

                   COL), 12/1/2017                   Aaa    $      940,741
     1,000,000     Mississippi Home Corp.,
                   SFM Revenue Bonds (Series
                   1998A), 5.25% (GNMA Home
                   Mortgage Program COL),

                   12/1/2018                         Aaa         1,012,060
                   TOTAL                                         1,952,801

                   MISSOURI-0.9%

     2,000,000     Springfield, MO State
                   Highway Improvement Corp.,
                   Transportation Revenue
                   Bonds (Series 1997), 5.25%

                   (AMBAC INS), 8/1/2001             AAA         2,044,860

                   NEBRASKA-0.7%

     1,500,000     American Public Energy
                   Agency, NE, Gas Supply
                   Revenue Bonds
                   (Series 1999A), 4.50%
                   (Nebraska Public Gas

                   Agency), 6/1/2003                 AAA         1,499,685
                   NEW HAMPSHIRE-1.3%

     3,000,000     New Hampshire Business
                   Finance Authority, PCR
                   Refunding Bonds, 4.55%
                   TOBs (United Illuminating
                   Co.), Mandatory Tender

                   2/1/2004                         BBB-         2,973,720
                   NEW JERSEY-3.2%

     7,000,000     New Jersey State, UT GO
                   Refunding Bonds (Series

                   C), 6.50%, 1/15/2002              AA+         7,068,950
                   NEW MEXICO-0.8%

     1,820,000     Santa Fe Solid Waste
                   Management Agency, NM,
                   Facility Revenue Bonds
                   (Series 1996), 5.00%,

                   6/1/2003                           NR         1,840,238
                   NEW YORK-2.2%

     3,000,000     New York State Mortgage
                   Agency, Homeowner Mortgage
                   Revenue Bonds, Series 71,

                   4.75%, 10/1/2021                  Aa2         3,006,630

     2,000,000     New York State Urban
                   Development Corp.,
                   Community Enhancement
                   Facilities Revenue Bonds,
                   Series 1999A, 5.00%,

                   4/1/2003                         BBB+         2,026,120
                   TOTAL                                         5,032,750

                   NORTH CAROLINA-1.3%

     2,900,000     North Carolina HFA, SFM
                   Revenue Bonds (Series

                   1997TT), 4.90%, 9/1/2024           AA         2,900,725
                   OHIO-6.3%

     1,000,000     Cincinnati City School
                   District, OH, Tax
                   Anticipation Notes (Series
                   A), 5.50% (AMBAC INS),

                   12/1/2000                         AAA         1,023,990

     3,000,000     Hamilton County, OH, Local
                   Cooling Facilities Revenue
                   Bonds (Series 1998), 4.90%
                   TOBs (Trigen-Cinergy
                   Solutions of Cincinnati
                   LLC)/(Cinergy Corp. GTD),

                   Mandatory Tender 6/1/2023        BBB+         3,000,000
PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE
                   SHORT-INTERMEDIATE

                   MUNICIPAL SECURITIES-

                   continued 2

                   OHIO-CONTINUED

 $   1,610,000     Knox County, OH, Hospital
                   Facilities Revenue
                   Refunding Bonds
                   (Series 1998), 4.20% (Knox
                   Community Hospital)/(Asset
                   Guaranty INS)/(Original
                   Issue Yield: 4.30%),
                   6/1/2003                           AA    $    1,585,109
     1,750,000     Knox County, OH, Hospital
                   Facilities Revenue
                   Refunding Bonds
                   (Series 1998), 4.30% (Knox
                   Community Hospital)/(Asset
                   Guaranty INS)/(Original
                   Issue Yield: 4.40%),
                   6/1/2004                           AA         1,714,930
     3,630,000     Lucas County, OH HDA,
                   Hospital Revenue Refunding
                   Bonds (Series 1996), 5.00%
                   (ProMedica Healthcare
                   Obligated Group)/(MBIA

                   INS), 11/15/1999                  AAA         3,651,816

     1,140,000     Ohio HFA, Residential
                   Mortgage Revenue Bonds
                   (Series 1997D-1), 4.85%
                   (GNMA Home Mortgage

                   Program COL), 3/1/2015            AAA         1,145,871
     1,985,000     Ohio HFA, Residential
                   Mortgage Revenue Bonds
                   (Series 1998A-1), 4.60%
                   (GNMA Home Mortgage

                   Program COL), 9/1/2026            AAA         1,984,266
                   TOTAL                                        14,105,982

                   OKLAHOMA-2.4%

     4,000,000     Oklahoma HFA, SFM Revenue
                   Bonds (Series 1998D-2),
                   6.25% (GNMA Home Mortgage

                   Program COL), 9/1/2029            Aaa         4,301,760
     1,055,000     Washington County, OK
                   Medical Authority,
                   Hospital Revenue Bonds
                   (Series 1996A), 4.75%
                   (Jane Phillips Medical
                   Center)/(AMBAC
                   INS)/(Original Issue

                   Yield: 4.90%), 11/1/2001          AAA         1,066,911
                   TOTAL                                         5,368,671

                   OREGON-0.9%

     2,000,000     Oregon State Department of
                   Transportation, Regional
                   Light Rail Revenue Bond,
                   Westside Project, 5.50%

                   (MBIA INS), 6/1/2000              AAA         2,037,980

                   PENNSYLVANIA-5.7%

     4,000,000  3  Allegheny County, PA, UT GO
                   Bonds (Series C-49),

                   5.00%, 4/1/2004                   AAA         4,022,120
     3,000,000     Philadelphia, PA IDA,
                   Airport Revenue Bonds,
                   (Series 1998A), 4.50%
                   (Philadelphia Airport
                   System)/(FGIC INS),

                   7/1/2003                          AAA         2,991,840

     4,099,750     Philadelphia, PA Municipal
                   Authority, Equipment
                   Revenue Bonds
                   (Series 1997A), 5.297%
                   (Philadelphia, PA Gas

                   Works)/

                   (AMBAC INS), 10/1/2004            AAA         4,201,670

     1,500,000     Southeastern, PA
                   Transportation Authority,
                   Special Revenue Bonds,

                   5.25% (FGIC INS), 3/1/2001        AAA         1,528,155
                   TOTAL                                        12,743,785


PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE

                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   RHODE ISLAND-2.9%

 $     950,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.10% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2003                    AA    $      934,164
       990,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.20% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2004                    AA           968,171

     1,035,000     Central Falls Detention
                   Facility Corporation, RI,
                   Detention Facility Revenue
                   Refunding Bonds (Series
                   1998A), 4.30% (Donald W.
                   Wyatt Detention
                   Facility)/(Asset Guaranty
                   INS), 1/15/2005                    AA         1,007,945
     2,230,000     Johnston, RI, GO Bonds,
                   Series A, 4.25% (Asset

                   Guaranty INS), 6/15/2002           AA         2,212,539
     1,280,000     Johnston, RI, GO Bonds,
                   Series A, 4.35% (Asset

                   Guaranty INS), 6/15/2003           AA         1,264,371
                   TOTAL                                         6,387,190

                   TEXAS-7.4%

     5,000,000     Alliance Airport Authority
                   Inc., TX, Special
                   Facilities Revenue Bonds,
                   7.50% (American
                   Airlines)/(Original Issue

                   Yield: 8.00%), 12/1/2029         BBB-         5,291,250
     2,000,000     Fort Worth, TX, Refunding

                   LT GO Bonds (Series A),
                   5.10% (Original Issue

                   Yield: 5.20%), 3/1/2000            AA         2,023,920
     2,500,000     Harris County, TX HFDC,
                   Hospital Revenue Bonds
                   (Series 1997A), 5.25%
                   (Memorial Hospital
                   System)/(MBIA INS LOC),

                   6/1/2002                          AAA         2,556,500
     2,070,000     Lewisville, TX,
                   Combination Contract
                   Revenue & Special
                   Assessment Bonds (Series
                   1997), 4.95% TOBs (Wells
                   Fargo Bank, N.A. LOC),

                   Mandatory Tender 11/1/2001        AAA         2,119,059
     4,440,000     Texas State, UT GO Public

                   Finance Authority (Series

                   B), 8.00%, 10/1/1999               AA         4,490,705
                   TOTAL                                        16,481,434

                   UTAH-3.1%

     6,500,000     Davis County, Utah Solid
                   Waste Management & Energy
                   Recovery Special Service
                   Dist., Refunding Revenue
                   Bonds, 6.125% (United
                   States Treasury
                   GTD)/(Original Issue
                   Yield: 6.25%), 6/15/2009            A         7,026,110

                   WASHINGTON-3.5%

     1,680,000     Tacoma, WA, Solid Waste
                   Utility Revenue Refunding
                   Bonds (Series 1997B),
                   5.50% (AMBAC INS),

                   12/1/2002                         AAA         1,740,430

     3,000,000     Washington State Public
                   Power Supply System,
                   Nuclear Project No. 2
                   Revenue Refunding Bond,
                   (Series 1997B), 5.50%,

                   7/1/2003                          AA-         3,103,770

     3,000,000     Washington State Public
                   Power Supply System,
                   Refunding Revenue Bonds
                   (Nuclear Project No. 2)
                   (Series 1997A), 5.00%,

                   7/1/2001                          AA-         3,044,190
                   TOTAL                                         7,888,390


PRINCIPAL                                          CREDIT
AMOUNT                                             RATING 1          VALUE

                   SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES-
                   continued 2
                   WEST VIRGINIA-1.1%

 $   1,500,000     Cabell County, WV Board of
                   Education, Refunding UT GO

                   Bonds, 6.00%, 5/1/2001             A+    $    1,545,585
     1,000,000     West Virginia State, GO
                   State Road Bonds, Series
                   1998, 4.40% (FGIC INS),

                   6/1/2004                          AAA           996,690
                   TOTAL                                         2,542,275

                   WISCONSIN-4.5%

     6,500,000     Wisconsin HEFA, Revenue
                   Bonds (Series 1996), 5.50%
                   (Gundersen Lutheran)/(FSA

                   INS), 12/1/2000                   AAA         6,644,950

     3,335,000     Wisconsin HEFA, Revenue
                   Bonds (Series 1997), 4.70%
                   (Marshfield Clinic,
                   WI)/(MBIA INS)/(Original
                   Issue Yield: 4.85%),

                   2/15/2002                         AAA         3,356,911
                   TOTAL                                        10,001,861

                   TOTAL SHORT-INTERMEDIATE
                   MUNICIPAL SECURITIES
                   (IDENTIFIED COST

                   $212,726,295)                             $ 213,512,441
                   SHORT-TERM MUNICIPALS-5.8%
                   GEORGIA-2.2%

     5,000,000     Burke County, GA
                   Development Authority, PCR
                   Bonds (Fourth Series 1994)
                   Daily VRDNs (Georgia Power

                   Co.)                               A+         5,000,000
                   NEW YORK-0.4%

       800,000     New York City Municipal
                   Water Finance Authority
                   Revenue Bonds
                   (Series 1995A) Daily VRDNs
                   (FGIC INS)/(FGIC
                   Securities Purchase,

                   Inc. LIQ)                         AAA           800,000

                   PENNSYLVANIA-1.0%

     1,800,000     Erie County, PA Hospital
                   Authority Weekly VRDNs
                   (St. Vincent Health
                   System)/(Mellon Bank N.A.,

                   Pittsburgh LOC)                     A         1,800,000
       400,000     Erie County, PA Hospital
                   Authority, (Series 1998B)
                   Daily VRDNs (Hamot Health
                   Foundation)/(AMBAC

                   INS)/(PNC Bank, N.A. LIQ)         AAA           400,000
                   TOTAL                                         2,200,000

                   TEXAS-2.2%
     4,900,000     Harris County, TX HFDC,

                   (Series 1994) Daily VRDNs
                   (Methodist Hospital,

                   Harris County, TX)                 AA         4,900,000

                   TOTAL SHORT-TERM
                   MUNICIPALS (AT AMORTIZED

                   COST )                                    $  12,900,000
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $225,626,295) 4                           $ 226,412,441


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to Alternative Minimum Tax represent 19.0% of the portfolio as calculated based upon total portfolio market value.

3 This security was purchased on a when-issued basis.

4 The cost of investments for federal tax purposes amounts to $225,626,295. The net unrealized appreciation of investments on a federal tax basis amounts to $786,146 which is comprised of $1,481,622 appreciation and $695,476 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($223,993,022) at June 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PFA -Public Facility Authority PRF -Prerefunded SFM -Single Family Mortgage TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities



JUNE 30, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$225,626,295)                                   $ 226,412,441
Income receivable                                   2,837,570
Receivable for investments
sold                                                  130,000
Receivable for shares sold                            133,632
TOTAL ASSETS                                      229,513,643
LIABILITIES:

Payable for investments
purchased                       $ 4,109,236
Payable for shares
redeemed                            623,184
Income distribution
payable                             430,608
Payable to Bank                     345,273
Accrued expenses                     12,320
TOTAL LIABILITIES                                   5,520,621
Net assets for 21,969,169
shares outstanding                              $ 223,993,022
NET ASSETS CONSIST OF:

Paid in capital                                 $ 227,432,352
Net unrealized
appreciation of
investments                                           786,146
Accumulated net realized
loss on investments                                (4,225,476)
TOTAL NET ASSETS                                $ 223,993,022
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$202,225,564 / 19,834,188
shares outstanding                                     $10.20
INSTITUTIONAL SERVICE
SHARES:
$21,767,458 / 2,134,981
shares outstanding                                     $10.20


See Notes which are an integral part of the Financial Statements



Statement of Operations



YEAR ENDED JUNE 30, 1999


INVESTMENT INCOME:
Interest                                                           $  9,891,224
EXPENSES:

Investment advisory fee                          $   844,421
Administrative personnel
and services fee                                     160,041
Custodian fees                                        13,236
Transfer and dividend
disbursing agent fees and
expenses                                              52,390
Directors'/Trustees' fees                             11,527
Auditing fees                                         13,635
Legal fees                                             3,102
Portfolio accounting fees                             75,507
Distribution services fee-
Institutional Service
Shares                                                38,803
Shareholder services fee-
Institutional Shares                                 488,960
Shareholder services fee-
Institutional Service
Shares                                                38,803
Share registration costs                              40,491
Printing and postage                                  24,266
Insurance premiums                                     1,948
Miscellaneous                                          6,941
TOTAL EXPENSES                                     1,814,071
WAIVERS:
Waiver of investment
advisory fee                    $  (260,701)
Waiver of distribution
services fee-Institutional
Service Shares                     (37,251)
Waiver of shareholder
services fee-Institutional
Shares                            (488,960)
Waiver of shareholder
services fee-Institutional
Service Shares                      (1,552)
TOTAL WAIVERS                                       (788,464)
Net expenses                                                          1,025,607
Net investment income                                                 8,865,617
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                            (200,513)
Net change in unrealized
appreciation of
investments                                                          (2,021,010)
Net realized and
unrealized loss on
investments                                                          (2,221,523)
Change in net assets
resulting from operations                                          $  6,644,094


See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets




YEAR ENDED JUNE 30                        1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   8,865,617       $    8,539,971
Net realized gain (loss) on
investments ($48,774 and
$8,804, respectively, as
computed for federal tax
purposes)                             (200,513)             202,730
Net change in unrealized
appreciation                        (2,021,010)             561,167
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            6,644,094            9,303,868
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (8,248,977)          (8,174,344)
Institutional Service
Shares                                (616,640)            (360,458)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (8,865,617)          (8,534,802)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             113,101,471           83,677,957
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,922,616            3,608,608
Cost of shares redeemed            (87,078,787)        (108,712,902)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        29,945,300          (21,426,337)
Change in net assets                27,723,777          (20,657,271)
NET ASSETS:

Beginning of period                196,269,245          216,926,516
End of period (including
accumulated undistributed
net investment income of
$2,917 for the year ended
June 30, 1998)                   $ 223,993,022       $  196,269,245


See Notes which are an integral part of the Financial Statements



Notes to Financial Statements



JUNE 30, 1999

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and asked prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. The following reclassification has been made to the financial statements.

                INCREASE (DECREASE)
                   ACCUMULATED     UNDISTRIBUTED

                  NET REALIZED    NET INVESTMENT
PAID-IN CAPITAL           LOSS            INCOME
$(3,236)                $6,153           $(2,917)

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $3,982,020 which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pusuant to the Code, such capital loss carryforward will expire as follows:

                    EXPIRATION
EXPIRATION YEAR         AMOUNT
2001               $    25,213
2003               $ 1,189,491
2004               $ 2,597,123
2005               $   170,193

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


YEAR ENDED JUNE 30                          1999                              1998
INSTITUTIONAL SHARES:            SHARES            AMOUNT           SHARES            AMOUNT
Shares sold                    8,901,686       $  91,940,247       7,381,068       $   75,983,944
Shares issued to
shareholders in payment of
distributions declared           342,196           3,533,322         328,092            3,376,837
Shares redeemed               (7,376,339)        (76,161,673)    (10,235,034)        (105,370,170)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS             1,867,543       $  19,311,896      (2,525,874)         (26,009,389)


YEAR ENDED JUNE 30                          1999                              1998
INSTITUTIONAL SERVICE
SHARES:                          SHARES            AMOUNT          SHARES              AMOUNT
Shares sold                    2,051,296       $  21,161,224         747,794       $    7,694,013
Shares issued to
shareholders in payment of
distributions declared            37,712             389,294          22,517              231,771
Shares redeemed               (1,058,494)        (10,917,114)       (324,766)          (3,342,732)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SERVICE SHARE TRANSACTIONS     1,030,514          10,633,404         445,545       $    4,583,052
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             2,898,057       $  29,945,300      (2,080,329)         (21,426,337)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended June 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $114,131,466 and $149,919,873, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999, were as follows:

Purchases     $ 73,827,246
Sales         $ 38,936,294

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended June 30, 1998 and June 30, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended June 30, 1998 and June 30, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Board of Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Trust's financial statements for the fiscal year ending June 30, 2000. During the Trust's fiscal years ended June 30, 1998 and June 30, 1999, neither the Trust nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements of (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Report of Independent Public Accountants



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Muncipal Trust (a Massachusetts business trust), including the schedule of portfolio of investments, as of June 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

August 27, 1999



[Graphic]
Federated

World-Class Investment Manager

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES



AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Cusip 313907206


8072507A-SS (8/99)



[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED SHORT-TERM MUNICIPAL TRUST

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Short-Term Municipal Trust (Fund), dated August 31, 1999.

Obtain the prospectuses without charge by calling 1-800-341-7400.

August 31, 1999

   CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses

CUSIP 313907107

CUSIP 313907206

8072507B (8/99)

HOW IS THE FUND ORGANIZED?



The Fund is a diversified, open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on May 8, 1981. On December 15, 1994, the Fund changed its name from Short-Term Municipal Trust to Federated Short-Term Municipal Trust. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

The Board of Trustees (Board) has established two classes of Shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

    TAX EXEMPT SECURITIES

    Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

        INVERSE FLOATERS

        An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks. VARIABLE RATE DEMAND INSTRUMENTS Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. MUNICIPAL NOTES Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. TAX INCREMENT FINANCING BONDS Tax increment financing
        (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. MUNICIPAL LEASES Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases. ZERO COUPON SECURITIES Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. CREDIT ENHANCEMENT Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TEMPORARY DEFENSIVE INVESTMENTS

     The Fund may make temporary defensive investments in the following taxable securities:


    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. BANK INSTRUMENTS Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

       REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. SPECIAL TRANSACTIONS

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS



The Fund may invest up to 100% of its assets in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price
of the security to decline.      Credit risk includes the possibility that a
party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. TAX RISKS In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. LIQUIDITY RISKS Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. LEVERAGE RISKS Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

   FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. The investment objective may not be changed by the Fund's Trustees without shareholder approval.



The Fund attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

        With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY

        The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

PLEDGING ASSETS

        The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of the total assets at the time of the borrowing.

UNDERWRITING

        The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

INVESTING IN REAL ESTATE

        The Fund will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

        The Fund will not buy or sell commodities or commodity contracts.

MAKING LOANS

        The Fund will not make loans, but may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective, policies and limitations.

SELLING SHORT AND BUYING ON MARGIN

        The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES

        The Fund will not issue senior securities, except as permitted by its investment objective and policies.

   THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES" AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN ILLIQUID SECURITIES

        The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.

For purposes of the diversification limitation, the Fund considers cash and cash items to be instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment. The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in violation of such restriction.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

        for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES ONLY)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

   As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., San Francisco, California owned approximately 3,772,989 shares (19.25%).

As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: First American Bank Kane City, Dundee, Illinois owned approximately 288,240 shares (13.54%); SEI Trust Company, Oaks, Pennsylvania owned approximately 152,670 shares (7.17%); and CPB Trust Division, Honolulu, Hawaii owned approximately 128,510 shares (6.04%).



TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of August 6, 1999, the Fund's Board and Officers as a group owned approximately 392,780 (2.00%) of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





-----------------------------------------------------------------------------------------------------------------
NAME                                                                                        TOTAL
BIRTH DATE                                                                  AGGREGATE       COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM FUND
POSITION WITH FUND         FOR PAST FIVE YEARS                              FROM FUND       AND FUND COMPLEX


JOHN F. DONAHUE*+#         Chief Executive Officer and Director or                     $0   $0 for the
Birth Date: July 28,       Trustee of the Federated Fund Complex;                           Fund and
1924                       Chairman and Director, Federated Investors,                      54 other investment
Federated Investors        Inc.; Chairman and Trustee, Federated                            companies
Tower                      Investment Management Company; Chairman and                      in the Fund Complex
1001 Liberty Avenue        Director, Federated Investment Counseling,
Pittsburgh, PA             and Federated Global Investment Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director or Trustee of the Federated Fund            $1,123.65   $113,860.22 for the
Birth Date: February 3,    Complex; Director, Member of Executive                           Fund and
1934                       Committee, Children's Hospital of Pittsburgh;                    54 other investment
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated                        companies
Pittsburgh, PA             steel conduits/computer storage equipment);                      in the Fund Complex
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund            $1,236.20   $125,264.48 for the
Birth Date: June 23,       Complex; President, Investment Properties                        Fund and
1937                       Corporation; Senior Vice President,                              54 other investment
Wood/Commercial Dept.      John R. Wood and Associates, Inc., Realtors;                     companies
John R. Wood               Partner or Trustee in private real estate                        in the Fund Complex

Associates, Inc.           ventures in Southwest Florida; formerly:
Realtors                   President, Naples Property Management, Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

JOHN F. CUNNINGHAM         Director or Trustee of some of the Federated           $280.15   $0 for the
Birth Date: March 5,       Fund Complex; Chairman, President and Chief                      Fund and
1943                       Executive Officer, Cunningham & Co., Inc.                        40 other investment
353 El Brillo Way          (strategic business consulting) ; Trustee                        companies
Palm Beach, FL             Associate, Boston College; Director, EMC                         in the Fund Complex
TRUSTEE                    Corporation (computer storage systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund            $1,123.65   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine, University of                    Fund and
1932                       Pittsburgh; Medical Director, University of                      54 other investment
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;                            companies
Suite 1111                 Hematologist, Oncologist, and Internist,                         in the Fund Complex
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

PETER E. MADDEN            Director or Trustee of the Federated Fund              $995.02   $113,860.22 for the
Birth Date: March 16,      Complex; formerly: Representative,                               Fund and
1942                       Commonwealth of Massachusetts General Court;                     54 other investment
One Royal Palm Way         President, State Street Bank and Trust                           companies
100 Royal Palm Way         Company and State Street Corporation.                            in the Fund Complex
Palm Beach, FL
TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated           $280.15   $0 for the
JR.                        Fund Complex; Management Consultant.                             Fund and
Birth Date: April 10,                                                                       43 other investment
1945                       Previous Positions: Chief Executive Officer,                     companies
80 South Road              PBTC International Bank; Partner, Arthur                         in the Fund Complex

Westhampton Beach, NY      Young & Company (now Ernst & Young LLP);
                           Chief Financial Officer of Retail Banking

TRUSTEE                    Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund            $1,179.94   $113,860.22 for the
J.D., S.J.D.#              Complex; President, Law Professor, Duquesne                      Fund and

Birth Date: December       University; Consulting Partner, Mollica &                        54 other investment
20, 1932                   Murray; Director, Michael Baker Corp.                            companies
President, Duquesne        (engineering, construction, operations, and                      in the Fund Complex

University                 technical services).
Pittsburgh, PA

TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director or Trustee of the Federated Fund            $1,123.65   $113,860.22 for the
Birth Date: June 21,       Complex; Public                                                  Fund and
1935                       Relations/Marketing/Conference Planning.                         54 other investment
4905 Bayard Street                                                                          companies
Pittsburgh, PA             Previous Positions: National Spokesperson,                       in the Fund Complex
TRUSTEE                    Aluminum Company of America; television
                           producer; business owner.

JOHN S. WALSH              Director or Trustee of some of the Federated           $280.15   $0 for the
Birth Date: November       Fund Complex; President and Director, Heat                       Fund and
28, 1957                   Wagon, Inc. (manufacturer of construction                        41 other investment
2007 Sherwood Drive        temporary heaters); President and Director,                      companies
Valparaiso, IN             Manufacturers Products, Inc. (distributor of                     in the Fund Complex
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

GLEN R. JOHNSON            Trustee, Federated Investors, Inc.; staff                   $0   $0 for the
Birth Date: May 2, 1929    member, Federated Securities Corp.                               Fund and
Federated Investors                                                                         8 other investment
Tower                                                                                       companies
1001 Liberty Avenue                                                                         in the Fund Complex

Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+    President or Executive Vice President of the                $0   $0 for the
Birth Date: April 11,      Federated Fund Complex; Director or Trustee                      Fund and

1949                       of some of the Funds in the Federated Fund                       16 other investment
Federated Investors        Complex; President and Director, Federated                       companies
Tower                      Investors, Inc.; President and Trustee,                          in the Fund Complex

1001 Liberty Avenue        Federated Investment Management Company;
Pittsburgh, PA             President and Director, Federated Investment
EXECUTIVE VICE PRESIDENT   Counseling and Federated Global Investment

                           Management Corp.; President, Passport Research, Ltd.;
                           Trustee, Federated Shareholder Services Company;
                           Director, Federated Services Company.





EDWARD C. GONZALES         Trustee or Director of some of the Funds in                 $0   $0 for the
Birth Date: October 22,    the Federated Fund Complex; President,                           Fund and
1930                       Executive Vice President and Treasurer of                        1 other investment
Federated Investors        some of the Funds in the Federated Fund                          company
Tower                      Complex; Vice Chairman, Federated Investors,                     in the Fund Complex
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company  and Federated Investment
EXECUTIVE VICE PRESIDENT   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive Vice President and Secretary of the               $0   $0 for the
Birth Date: October 26,    Federated Fund Complex; Executive Vice                           Fund and
1938                       President, Secretary, and Director, Federated                    54 other investment
Federated Investors        Investors, Inc.; Trustee, Federated                              companies
Tower                      Investment Management Company; Director,                         in the Fund Complex
1001 Liberty Avenue        Federated Investment Counseling and Federated
Pittsburgh, PA             Global Investment Management Corp.; Director,
EXECUTIVE VICE             Federated Services Company; Director,
PRESIDENT AND SECRETARY    Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex; Vice               $0   $0 for the
Birth Date: June 17,       President - Funds Financial Services                             Fund and
1954                       Division, Federated Investors, Inc.;                             54 other investment
Federated Investors        formerly: various management positions within                    companies
Tower                      Funds Financial Services Division of                             in the Fund Complex

1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President or Vice President of some of the                  $0   $0 for the
Birth Date: May 17, 1923   Funds in the Federated Fund Complex; Director                    Fund and
Federated Investors        or Trustee of some of the Funds in the                           6 other investment
Tower                      Federated Fund Complex; Executive Vice                           companies
1001 Liberty Avenue        President, Federated Investors, Inc.;                            in the Fund Complex
Pittsburgh, PA             Chairman and Director, Federated Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief Investment Officer of this Fund and                   $0   $0 for the
Birth Date: March 3,       various other Funds in the Federated Fund                        Fund and
1949                       Complex; Executive Vice President, Federated                     41 other investment
Federated Investors        Investment Counseling, Federated Global                          companies
Tower                      Investment Management Corp., Federated                           in the Fund Complex
1001 Liberty Avenue        Investment Management Company and Passport
Pittsburgh, PA             Research, Ltd.; Registered Representative,
CHIEF INVESTMENT OFFICER   Federated Securities Corp.; Portfolio

                           Manager, Federated Administrative Services; Vice
                           President, Federated Investors, Inc.; formerly:
                           Executive Vice President and Senior Vice President,
                           Federated Investment Counseling Institutional
                           Portfolio Management Services Division; Senior Vice
                           President, Federated Investment Management Company and Passport Research, Ltd.

JEFF A. KOZEMCHAK          Jeff A. Kozemchak has been the Fund's                       $0   $0 for the
Birth Date: January 15,    portfolio manager since June 1996.  He is                        Fund and
1960                       Vice President of the Fund.] Mr. Kozemchak                       3 other investment
Federated Investors        joined Federated in 1987 and has been a                          companies
Tower                      Senior Portfolio Manager since 1996 and a                        in the Fund Complex
1001 Liberty Avenue        Senior Vice President of the Fund's Adviser
Pittsburgh, PA             since 1999. He was a Portfolio Manager from
VICE PRESIDENT             1993 to 1996 and a Vice President of the
                           Fund's Adviser from 1993 to 1998. Mr.

                           Kozemchak is a Chartered Financial Analyst

                           and received his M.S. in Industrial

                           Administration from Carnegie Mellon
                           University in 1987.

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE FUND.

++MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES/DIRECTORS ON MARCH 23, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE    AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JUNE 30,         1999          1998               1997
Advisory Fee Earned             $844,421      $799,123           $866,632
Advisory Fee Reduction          $260,701      $256,084           $293,339
Brokerage Commissions                 $0            $0                 $0
Administrative Fee              $160,041      $155,000           $163,655
12b-1 Fee
 Institutional Service Shares     $1,552            --                 --
Shareholder Services Fee
  Institutional Shares                $0            --                 --
  Institutional Service Shares   $37,251            --                 --



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year or Start of Performance periods ended June 30, 1999.

Yield and Tax-Equivalent Yield given for the 30-day period ended June 30, 1999.

                          30-DAY PERIOD       1 Year      5 Years    10 Years
INSTITUTIONAL SHARES
Total Return              NA                  3.39%       4.40%      4.82%
Yield                     3.92%               NA          NA         NA
Tax-Equivalent Yield      6.49%               NA          NA         NA
----------------------------------------------------------------------------------


                          30-DAY PERIOD       1 Year      5 Years    Start of Performance
                                                                     on September 1, 1993
INSTITUTIONAL
SERVICE SHARES

Total Return              NA                  3.13%       4.14%      3.73%
Yield                     3.67%               NA          NA         NA
Tax-Equivalent Yield      6.08%               NA          NA         NA
-------------------------------------------------------------------------------------------





TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150

Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:

1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%


NOTE:THE MAXIMUM  MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
     TAXABLE YIELD EQUIVALENT.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC. assumes the reinvestment of all capital gains distributions and income dividends and ranks funds in various fund categories by making comparative calculations using total return. Total return takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

     THE LEHMAN BROTHERS MUNICIPAL INDEX/1-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least 1, but not more than 2, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

     THE LEHMAN BROTHERS MUNICIPAL INDEX/3 YEAR is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

     MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED SHORT-TERM MUNICIPAL TRUST

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION

Item 23.       Exhibits:

                      (a) (i) Conformed Copy of Declaration of Trust of the Registrant; (13) (ii) Conformed Copy of Amendment No. 1 to the Declaration of Trust; (13) (iii) Conformed Copy of Amendment No. 2 to the Declaration of Trust; (13) (iv) Conformed Copy of Amendment No. 3 to the Declaration of Trust; (13) (v) Conformed Copy of Amendment No. 4 to the Declaration of Trust of Registrant; (12) (vi) Conformed Copy of Restatement and Amendment No. 5 of the Declaration of Trust; (18)

                      (b) (i) Copy of the By-Laws of the Registrant; (13) (ii) Copy of Amendment to the By-Laws; (7) (iii) Copy of Amendment No. 5 to the By-Laws; (16) (iv) Copy of Amendment No. 6 to the By-Laws; (16) (v) Copy of Amendment No. 7 to the By-Laws; (16) (vi) Copy of Amendment No. 8 to the By-Laws; (16)

                      (c)    Copy of Specimen Certificate of Shares; (13)
                      (d)    Conformed Copy of the Investment Advisory
                             Contract; (9)

                      (e)    (i)    Conformed Copy of the Distributor's
                                    Contract of the Registrant; (11)

                             (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).

                      (f)    Not applicable;

__________________________

+       All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed August 24, 1987. (File Nos. 2-72277 and 811-3181)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 24, 1989. (File Nos. 2-72277 and 811-3181)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 25, 1995. (File Nos. 2-72277 and 811-3181)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998. (File Nos. 2-72277 and 811-3181)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999. (File Nos. 2-72277 and 811-3181)


                      (g) Conformed Copy of the Custodian Agreement of the
                          Registrant; (11)

                             (i) Conformed Copy of Domestic Custody Fee Schedule; (16)
                      (h) (i) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (17) (ii) The responses described in Item 24 (b)(6)(ii) are hereby incorporated by reference. (iii) The registrant hereby incorporates the conformed copy of the Shareholder Services Sub- Contract between Fidelity and Federated Shareholder Services from
                             Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811- 3375) (iv) Conformed Copy of Amended and Restated Shareholder Services Agreement; (16)

                     (i) Copy of Opinion and Consent of Counsel as to the legality of shares being registered; (2) (j) Conformed Copy of the Consent of Independent Public Accountants; + (k) Not applicable; (l) Copy of Initial Capital Understanding; (13)
                     (m) Conformed Copy of Rule 12b-1 Plan; (11)

                     (n) The Registrant hereby incorporates the Conformed Copy of the specimen Multiple Class Plan from
                             Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                             (File Nos. 33-52149 and 811-07141)

                     (o)     (i)    Power of Attorney of Registrant; (18)
                             (ii)   Power of Attorney of Chief Investment
                                     Officer; (18)
                             (iii)  Power of Attorney of New Trustee; (18)
                             (iv)   Power of Attorney of New Trustee; (18)
                             (v)    Power of Attorney of New Trustee; (18)

Item 24.       Persons Controlled by or Under Common Control with
               Registrant:
               None

___________________________

+       All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed August 4, 1981. (File Nos. 2-72277 and 811-3181)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998. (File Nos. 2-72277 and 811-3181)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed August 26, 1998. (File Nos. 2-72277 and 811-3181)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999. (File Nos. 2-72277 and 811-3181)

Item 25.       Indemnification:  (10)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
___________________________

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 22, 1990. (File Nos. 2-72277 and 811-3181)

                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher

           Assistant Treasurer:                       Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer, Asst. Secretary
Pittsburgh, PA 15222-3779           and Asst. Treasurer,
                                    Federated Securities Corp.

Arthur L. Cherry                    Director                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales              --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary              --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                  Executive Vice President              Executive Vice
Federated Investors Tower           Federated Securities Corp.             President
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                  Assistant Secretary
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Item 28.       Location of Accounts and Records:

        REGISTRANT                                   Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

        FEDERATED SHAREHOLDER                      Federated Investors Tower
        SERVICES COMPANY
        ("Transfer Agent, Dividend                 1001 Liberty Avenue
        Disbursing Agent and.                      Pittsburgh, PA  15222-3779
        Portfolio Recordkeeper")

        FEDERATED SERVICES COMPANY
        Federated Investors Tower ("Administrator")   1001 Liberty Avenue
                                                      Pittsburgh, PA 15222-3779

        FEDERATED INVESTMENT

        MANAGEMENT COMPANY...                      Federated Investors Tower
        ("Adviser")                                1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3779

        STATE STREET BANK AND TRUST COMPANY        P.O. Box 8600
        ("Custodian") .......                      Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of August, 1999.

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                      BY: /s/ Leslie K. Ross
                      Leslie K. Ross, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      August 27, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ Leslie K. Ross
     Leslie K. Ross                      Attorney In Fact      August 27, 1999
     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

Richard J. Thomas*                       Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney